ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.6%
HARDWARE 11.6%
Consumer Electronics 2.7%
Apple (1)	875,000	81,296
		81,296
Enterprise Hardware 5.3%
Dell (1)	1,400,000	32,494
Delta Electronics (TWD)	4,365,000	14,115
EMC (1)	2,750,000	38,087
HOYA (JPY)	800,000	26,489
LG Electronics (KRW)	250,000	17,059
Network Appliance (1)	200,000	7,304
Palm (1)	1,000,000	18,130
Sun Microsystems (1)	1,750,000	10,518
		164,196
Supply Chain/Electronic Manufacturing 3.6%
Flextronics (1)	3,500,000	38,290
Foxconn (HKD) (1)	7,500,000	23,036
Hon Hai Precision (TWD)	3,500,000	23,482
Jabil Circuit	1,200,000	25,692
		110,500

Total Hardware		355,992
HEALTH CARE 1.2%
Biotechnology 1.2%
Amgen (1)	650,000	36,322
Total Health Care		36,322
IT SERVICES 5.2%
IT Services 5.2%
Accenture, Class A	700,000	26,978
Cognizant Technology Solutions (1)	150,000	13,241
Electronic Data Systems	200,000	5,536
HCL Technologies (INR)	3,700,000	24,983
Infosys Technologies (INR)	675,000	31,558
Saic (1)	250,000	4,330
Satyam Computer Services (INR)	2,404,803	26,184
Tata Consultancy (INR)	925,000	26,482
Total IT Services		159,292
MEDIA 9.3%
Gaming 0.5%
International Game Technology	400,000	16,152
		16,152
Internet 8.4%
eBay (1)	2,100,000	69,615
Google, Class A (1)	190,000	87,050
Monster Worldwide (1)	600,000	28,422
Yahoo! (1)	2,300,000	71,967
		257,054
Media & Entertainment 0.4%
DreamWorks Animation, Class A (1)	450,000	13,761
		13,761
Total Media		286,967
SEMICONDUCTORS 22.7%
Analog Semiconductors 4.8%
Analog Devices	2,000,000	68,980
Maxim Integrated Products	2,300,000	67,620
National Semiconductor	500,000	12,070
		148,670
Digital Semiconductors 17.9%
Altera (1)	3,500,000	69,965
Broadcom, Class A (1)	1,750,000	56,123
Conexant Systems (1)	6,000,000	9,900
Intel	1,800,000	34,434
Marvell Technology Group (1)	5,250,000	88,252
Mediatek (TWD)	400,000	4,594
Microchip Technology	250,000	8,883
Micron Technology (1)	900,000	10,872
PMC-Sierra (1)	3,900,000	27,339
Samsung Electronics (KRW)	125,000	74,799
Spansion, Class A (1)	700,000	8,533
Taiwan Semiconductor, Warrants, 2/1/10 (1)	10,000,000	20,597
Texas Instruments	1,450,000	43,645
Xilinx	3,600,000	92,628
		550,564

Total Semiconductors		699,234

SOFTWARE 20.9%

Applications Software 3.7%
Adobe Systems (1)	1,200,000	50,040
NAVTEQ (1)	950,000	32,775
Salesforce.com (1)	725,000	31,044
		113,859
Consumer Software 4.1%
Activision (1)	350,000	6,629
Electronic Arts (1)	2,375,000	119,605
		126,234
Infrastructure Software 6.7%
Citrix Systems (1)	1,000,000	32,030
Microsoft	3,000,000	83,610
Oracle (1)	1,750,000	31,728
Red Hat (1)	2,569,700	58,923
		206,291
Systems Software 4.5%
Cogent (1)	2,000,000	26,900
McAfee (1)	750,000	21,810
VeriSign (1)	3,600,000	90,432
		139,142
Technical Software 1.9%
Autodesk (1)	1,500,000	56,400
		56,400

Total Software		641,926
TELECOM EQUIPMENT 18.5%
Wireless Equipment 6.9%
LM Ericsson, Class B, ADR (New exchange)	500,000	18,545
LM Ericsson (SEK)	4,500,000	16,557
Motorola	1,500,000	26,505
Nokia, ADR (1)	1,900,000	43,548
QUALCOMM	2,350,000	100,251
ZTE (HKD)	1,500,000	7,016
		212,422
Wireline Equipment 11.6%
Alcatel-Lucent, ADR	2,200,000	26,004
Ciena (1)	1,750,000	48,913
Cisco Systems (1)	4,000,000	102,120
Corning (1)	3,000,000	68,220
Juniper Networks (1)	5,650,000	111,192
		356,449
Total Telecom Equipment		568,871
TELECOM SERVICES 2.4%
Wireless - Domestic 1.3%
American Tower Systems, Class A (1)	500,000	19,475
Crown Castle International (1)	600,000	19,278
		38,753
Wireless - International 1.1%
Bharti Airtel (INR) (1)	1,900,000	33,795
		33,795
Total Telecom Services		72,548
Total Miscellaneous Common Stocks 4.8% (2)		148,823
Total Common Stocks (Cost $3,227,926)		2,969,975
OPTIONS PURCHASED 0.0%
Red Hat, Call, 6/16/07 @ $25.00 (1)	(2,000)	(140)
Verisign, Call, 6/16/07 @ $25.00 (1)	(1,000)	(158)
Total Options Purchased (Cost $(372))		(298)
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Investment Fund, 5.26% (3)(4)	110,679,739	110,680
Total Short-Term Investments (Cost $110,680)		110,680
Total Investments in Securities
100.2% of Net Assets (Cost $3,338,234)		$3,080,357

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	Taiwan Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Science & Technology Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $3,338,234,000. Net unrealized loss aggregated $257,887,000 at period-end, of which $175,847,000 related to appreciated investments and $433,734,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,373,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $110,680,000 and $80,457,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007